Subsequent Events (Details)		Nov. 03, 2025 USD ($) $ / shares shares	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	Aug. 22, 2025 USD ($)	Aug. 22, 2025 CNY (¥)	Aug. 08, 2025 $ / shares shares	Jul. 31, 2025 $ / shares shares	Aug. 22, 2025 CNY (¥)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares	Feb. 22, 2019 $ / shares
Subsequent Events [Line Items]
Ordinary shares par value												$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars) | $		$ 5,600,000
Warrant term		1 year
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Number of warrants (in Shares) | shares		1
Warrant exercise price		$ 0.8
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase price per share								$ 0.55
Failed payment amount					$ 2,867,414				¥ 20,541,007
Unpaid amount			$ 6,132,481	¥ 43,930,640	$ 2,928,430	¥ 20,978,100
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value	[1]									$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares		7,000,000
Ordinary shares par value		$ 0.0001
Purchase price per share		$ 0.8
Class A Ordinary Shares [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase shares (in Shares) | shares		3,500,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares) | shares							3,000,000	1,000,000
Ordinary shares par value							$ 0.0001	$ 0.0001
Purchase price per share							$ 0.55

[1]	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 22).